Deferred compensation awards - Activity relating to RSU (Detail) - RSU [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Outstanding
Outstanding (number of shares), Beginning	161,583,000
Outstanding (number of shares), Granted	49,572,200
Outstanding (number of shares), Forfeited	(5,523,160)
Outstanding (number of shares), Delivered	(69,428,830)
Outstanding (number of shares), Ending	136,203,210	161,583,000
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 459
Weighted-average grant date fair value per share, Granted	857
Weighted-average grant date fair value per share, Forfeited	606
Weighted-average grant date fair value per share, Delivered	459
Weighted-average grant date fair value per share, Ending	¥ 598	¥ 459
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	10 months 24 days	1 year